Label	Element	Value
Limited Duration Portfolio
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Supplement [Text Block]	ck0000741375_SupplementTextBlock

Prospectus and Summary Prospectus Supplement

September 2, 2015

Morgan Stanley Institutional Fund Trust

Supplement dated September 2, 2015 to the Morgan Stanley Institutional Fund Trust Prospectus dated January 30, 2015 and Summary Prospectus dated February 3, 2015

Limited Duration Portfolio (the "Portfolio")

Effective upon the consummation of a reorganization of Morgan Stanley Limited Duration U.S. Government Trust into the Portfolio or, if the reorganization is not consummated, on or about December 7, 2015 (the "Effective Date"), the Board of Trustees of Morgan Stanley Institutional Fund Trust, on behalf of the Portfolio, has approved various changes with respect to the Portfolio, including (i) changing the Portfolio's name to Short Duration Income Portfolio; (ii) changing the Portfolio's principal investment policy as detailed below; (iii) changing the Portfolio's primary benchmark index to the Bank of America/Merrill Lynch 1-Year U.S. Treasury Note Index; (iv) reducing the advisory fee to 0.20% of the average daily net assets of the Portfolio; (v) removing the front-end sales load from the Portfolio's Class A shares; and (vi) decreasing the maximum expense ratios with respect to Class I, Class A and Class L shares of the Portfolio to 0.30%, 0.55% and 0.80%, respectively. In determining the actual amount of fee waiver and/or expense reimbursement for the Portfolio, if any, the Adviser to the Portfolio, Morgan Stanley Institutional Management Inc., excludes from total annual operating expenses certain investment related expenses, taxes, interest and other extraordinary expenses (including litigation).

Risk/Return [Heading]	rr_RiskReturnHeading	Limited Duration Portfolio
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

Currently, in seeking to achieve the Portfolio's investment objective of above-average total return over a market cycle of three to five years, the Portfolio normally invests at least 80% of its assets in fixed income securities, primarily in U.S. government securities, investment grade corporate bonds and mortgage- and asset-backed securities.

On the Effective Date, the Portfolio's principal investment policy will change such that the Portfolio will, under normal circumstances, seek to achieve its investment objective of above-average total return over a market cycle of three to five years by investing substantially all of its assets in investment grade fixed income securities denominated in US dollars, while seeking to maintain an overall duration of its portfolio of approximately one year or less.

In addition, on the Effective Date, the Portfolio will no longer invest in stripped mortgage-backed securities or inverse floating rate obligations. Accordingly, all references to those investment types are hereby deleted from the Portfolio's Prospectus as of the Effective Date.

Please retain this supplement for future reference.